111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

March 5, 2019

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Equity Opportunities Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional for the Trust do not differ from those contained in Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2019.

Please call the undersigned at (617) 954-4384 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

AMANDA MOORADIAN
Amanda Mooradian
Assistant Vice President and Counsel

AM/ccs
enclosure